NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund

Supplement dated June 27, 2016
to the Prospectus dated April 29, 2016

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT Multi-Manager Mid Cap Growth Fund

Thomas J. Pence, CFA, has announced his intention to retire from Wells Capital Management, Inc. by September 30, 2016.  He will continue to serve as a portfolio manager to the Fund through August 31, 2016.  After August 31, 2016, all references to Thomas J. Pence, CFA, in the Prospectus are hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE